Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Property, plant and equipment

4. Property, plant and equipment

	Land		Buildings		Plant and machinery *		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2016	₹	3,695	₹	26,089	₹	99,580	₹	14,115	₹	589	₹	144,068
Translation adjustment		(15)		(69)		(1,377)		(133)		3		(1,591)
Additions/ adjustments		—		1,133		16,572		2,242		23		19,970
Acquisition through business combinations		134		446		835		77		—		1,492
Disposals/ adjustments		—		(18)		(6,643)		(553)		(183)		(7,397)

As at March 31, 2017		3,814		27,581		108,967		15,748		432		156,542
Accumulated depreciation/ impairment:
As at April 1, 2016		—	₹	5,344	₹	68,161	₹	11,318	₹	504	₹	85,327
Translation adjustment		—		(39)		(816)		(75)		2		(928)
Depreciation		—		1,059		14,910		1,117		28		17,114
Disposals/ adjustments		—		(3)		(5,250)		(392)		(169)		(5,814)

As at March 31, 2017		—		6,361		77,005		11,968		365		95,699
Capital work-in-progress											₹	8,951

Net carrying value including Capital work-in-progress as at March 31, 2017											₹	69,794

Gross carrying value:
As at April 1, 2017	₹	3,814	₹	27,581	₹	108,967	₹	15,748	₹	432	₹	156,542
Translation adjustment		28		265		904		188		2		1,387
Additions/ adjustments		2		1,197		11,767		1,776		1,003		15,745
Acquisition through business combinations		—		13		4		11		1		29
Disposals/ adjustments		—		(190)		(7,302)		(872)		(294)		(8,658)
Assets reclassified as held for sale		(207)		(3,721)		(27,118)		(1,079)		(5)		(32,130)

As at March 31, 2018	₹	3,637	₹	25,145	₹	87,222	₹	15,772	₹	1,139	₹	132,915
Accumulated depreciation/ impairment:
As at April 1, 2017		—		6,361		77,005		11,968		365	₹	95,699
Translation adjustment		—		49		509		104		—		662
Depreciation		—		1,023		14,078		1,381		387		16,869
Disposals/ adjustments		—		(70)		(6,640)		(758)		(242)		(7,710)
Assets reclassified as held for sale				(1,539)		(19,627)		(712)		(4)		(21,882)

As at March 31, 2018		—		5,824		65,325		11,983		506		83,638
Capital work-in-progress											₹	15,680
Assets reclassified as held for sale												(514)

Net carrying value including Capital work-in-progress as at March 31, 2018											₹	64,443

*	Including net carrying value of computer equipment and software amounting to ₹19,200 and ₹17,765 as at March 31, 2017 and 2018 respectively.

Interest capitalized by the Company was ₹89 and ₹157 for the year ended March 31, 2017 and 2018 respectively. The capitalization rate used to determine the amount of borrowing cost capitalized for the year ended March 31, 2017 and 2018 are 2.4% and 1.9%, respectively.